Restricted Cash - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash [Abstract]
Cash and cash equivalents	$ 15,334	$ 2,516		$ 3,999
Letters of credit	131	1,012		1,012
Security for credit cards	50	50		75
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 15,515	$ 3,578	$ 9,975	$ 5,324	$ 31,696